Stockholders’ Equity (Details) - Schedule of Number of Authorized, Issued and Outstanding Stock - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Series A-2 Preferred Stock [Member]
Stockholders’ Equity (Details) - Schedule of Number of Authorized, Issued and Outstanding Stock [Line Items]
Authorized Shares	41,000,000
Shares Issued and Outstanding	12,660,067
Net Carrying Value	$ 23,167,923
Aggregate Liquidation Preference	$ 23,167,923
Series A-1 Preferred Stock [Member]
Stockholders’ Equity (Details) - Schedule of Number of Authorized, Issued and Outstanding Stock [Line Items]
Authorized Shares	44,228,636	62,579,193
Shares Issued and Outstanding	40,569,493	35,054,036
Net Carrying Value	$ 81,138,985	$ 70,108,072
Aggregate Liquidation Preference	$ 81,138,985	$ 70,108,072
Series A Preferred Stock [Member]
Stockholders’ Equity (Details) - Schedule of Number of Authorized, Issued and Outstanding Stock [Line Items]
Authorized Shares	35,920,813	35,920,813
Shares Issued and Outstanding	35,920,813	35,920,813
Net Carrying Value	$ 46,210,448	$ 46,210,448
Aggregate Liquidation Preference	$ 55,318,051	$ 55,318,051
Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity (Details) - Schedule of Number of Authorized, Issued and Outstanding Stock [Line Items]
Authorized Shares	146,000,000	117,742,034
Shares Issued and Outstanding	7,243,514	7,203,514
Net Carrying Value	$ 2,511,553	$ 2,511,549
Aggregate Liquidation Preference